REVENUE FROM CONTRACTS WITH CUSTOMERS - Geographic breakdown of revenues (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,353.8	$ 1,153.1	$ 3,547.8	$ 3,072.9
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	428.5	413.0	1,022.2	1,003.0
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	487.8	455.0	1,274.6	1,237.7
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	312.9	200.5	914.2	595.3
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 124.6	$ 84.6	$ 336.8	$ 236.9
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	27.00%	29.00%	27.00%	31.00%
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	22.00%	17.00%	24.00%	18.00%